Property, Plant and Equipment	12 Months Ended
Mar. 31, 2022
Equipment on operating leases [member]
Statement [LineItems]
Property, Plant and Equipment
(11) Equipment on Operating Leases
Equipment on operating leases are mainly vehicles.
The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of equipment on operating leases for the years ended March 31, 2021 and 2022 are as follows:
(Cost)

Yen (millions)

Balance as of April 1, 2020	¥5,903,574

Additions	¥2,001,898
Sales or disposal	(1,777,101)
Exchange differences on translating foreign operations	174,338
Other	—

Balance as of March 31, 2021	¥6,302,709

Additions	¥2,026,098
Sales or disposal	(2,171,117)
Exchange differences on translating foreign operations	509,447
Other	—

Balance as of March 31, 2022	¥6,667,137

(Accumulated depreciation and impairment losses)

Yen (millions)
Balance as of April 1, 2020	¥(1,277,511)

Depreciation	¥(821,963)
Sales or disposal	740,627
Exchange differences on translating foreign operations	(40,267)
Other	16,321

Balance as of March 31, 2021	¥(1,382,793)

Depreciation	¥(879,196)
Sales or disposal	856,835
Exchange differences on translating foreign operations	(100,982)
Other	(1,872)

Balance as of March 31, 2022	¥(1,508,008)

(Carrying amount)

Yen (millions)

Balance as of March 31, 2021	¥4,919,916
Balance as of March 31, 2022	5,159,129

(Future lease payments)
Future lease payments expected to be received under the operating leases by maturity as of March 31, 2021 and 2022 consist of the following:

	Yen (millions)
	2021	2022

Within 1 year	¥818,025	¥824,769
Between 1 and 2 years	571,632	574,536
Between 2 and 3 years	271,863	240,437
Between 3 and 4 years	86,070	84,911
Between 4 and 5 years	25,488	27,796
Later than 5 years	554	—

Total	¥1,773,632	¥1,752,449

Future lease payments expected to be received as shown above should not necessarily be considered indicative of future cash collections.
(Lease income)
Operating leases income for the years ended March 31, 2021 and 2022 are ¥1,069,374 million and ¥1,134,898 million, respectively.

Property, plant and equipment [member]
Statement [LineItems]
Property, Plant and Equipment
(12) Property, Plant and Equipment
The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of property, plant and equipment for the years ended March 31, 2021 and 2022 are as follows:
(Cost)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total

Balance as of April 1, 2020	¥615,687	¥2,468,194	¥5,441,813	¥222,273	¥8,747,967

Additions	8,534	28,538	79,952	273,057	390,081
Reclassification	1,305	50,529	233,463	(285,297)	—
Sales or disposal	(3,469)	(30,366)	(208,700)	—	(242,535)
Exchange differences on translating foreign operations	6,735	47,479	143,683	7,287	205,184
Other	(68)	(5,469)	(3,094)	(122)	(8,753)

Balance as of March 31, 2021	¥628,724	¥2,558,905	¥5,687,117	¥217,198	¥9,091,944

Additions	8,473	26,268	102,835	229,253	366,829
Reclassification	387	28,766	199,242	(228,395)	—
Sales or disposal	(4,151)	(33,722)	(275,348)	—	(313,221)
Exchange differences on translating foreign operations	11,585	123,536	429,662	21,124	585,907
Other	454	(5,487)	4,421	(1,606)	(2,218)

Balance as of March 31, 2022	¥645,472	¥2,698,266	¥6,147,929	¥237,574	¥9,729,241

(Accumulated depreciation and impairment losses)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total

Balance as of April 1, 2020	¥(10,517)	¥(1,394,982)	¥(4,288,929)	¥(1,835)	¥(5,696,263)

Depreciation	(6,118)	(89,997)	(331,948)	—	(428,063)
Sales or disposal	2,031	16,569	181,325	—	199,925
Exchange differences on translating foreign operations	(263)	(27,643)	(113,736)	(154)	(141,796)
Other	(1,742)	(260)	(2,132)	(99)	(4,233)

Balance as of March 31, 2021	¥(16,609)	¥(1,496,313)	¥(4,555,420)	¥(2,088)	¥(6,070,430)

Depreciation	(7,087)	(88,928)	(342,254)	—	(438,269)
Sales or disposal	1,403	22,920	251,628	—	275,951
Exchange differences on translating foreign operations	(235)	(68,557)	(344,775)	(19)	(413,586)
Other	(391)	(2,324)	(1,889)	1,104	(3,500)

Balance as of March 31, 2022	¥(22,919)	¥(1,633,202)	¥(4,992,710)	¥(1,003)	¥(6,649,834)

(Carrying amount)
	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total

Balance as of March 31, 2021	¥612,115	¥1,062,592	¥1,131,697	¥215,110	¥3,021,514
Balance as of March 31, 2022	622,553	1,065,064	1,155,219	236,571	3,079,407
For commitments for purchases of property, plant and equipment, see note 28.
(Right-of-use
Assets)
Property, plant and equipment in the consolidated statements of financial position include the right-of-use
assets under lease arrangements, which are mainly included in Automobile business.
Honda leases mainly dealer’s stores, company housing and parking lots, under arrangements that often contain extension and termination options. Since lease contracts are managed at each company and individually negotiated, the lease contracts include various terms. Extension and termination options are included mainly in order to enhance operational flexibly of each company.
The changes in the carrying amounts of the
right-of-use
assets for the years ended March 31, 2021 and 2022 are as follows:

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Total

Balance as of April 1, 2020	¥77,916	¥142,521	¥85,605	¥306,042

Additions	8,488	24,270	36,029	68,787
Depreciation	(6,118)	(12,997)	(43,088)	(62,203)
Other	257	(18,491)	938	(17,296)

Balance as of March 31, 2021	¥80,543	¥135,303	¥79,484	¥295,330

Additions	8,283	18,952	61,189	88,424
Depreciation	(7,087)	(15,882)	(45,326)	(68,295)
Other	(102)	(8,192)	535	(7,759)

Balance as of March 31, 2022	¥81,637	¥130,181	¥95,882	¥307,700